Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	65 Months Ended	120 Months Ended
	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026
C000136710
Average Annual Return [Line Items]
Line Graph and Table Measure Name	A with Sales Charge
Average Annual Return, Percent	13.77%	7.37%		7.64%
C000136711
Average Annual Return [Line Items]
Line Graph and Table Measure Name	C with Sales Charge
Average Annual Return, Percent	17.58%	7.61%		7.40%
C000136713
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
C000136712
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R5
C000136714
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Y
C000221417
Average Annual Return [Line Items]
Line Graph and Table Measure Name	A with Sales Charge
Average Annual Return, Percent	2.69%	(0.39%)	(0.18%)
C000221418
Average Annual Return [Line Items]
Line Graph and Table Measure Name	C with Sales Charge
Average Annual Return, Percent	4.90%	(0.38%)	(0.21%)
C000221415
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
C000221416
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Y
Without Sales Load [Member] | C000136710
Average Annual Return [Line Items]
Average Annual Return, Percent	19.46%	8.43%		8.17%
Without Sales Load [Member] | C000136711
Average Annual Return [Line Items]
Average Annual Return, Percent	18.58%	7.61%		7.40%
Without Sales Load [Member] | C000136713
Average Annual Return [Line Items]
Average Annual Return, Percent	19.52%	8.42%		8.21%
Without Sales Load [Member] | C000136712
Average Annual Return [Line Items]
Average Annual Return, Percent	19.94%	8.76%		8.56%
Without Sales Load [Member] | C000136714
Average Annual Return [Line Items]
Average Annual Return, Percent	19.75%	8.71%		8.49%
Without Sales Load [Member] | C000221417
Average Annual Return [Line Items]
Average Annual Return, Percent	6.69%	0.37%	0.53%
Without Sales Load [Member] | C000221418
Average Annual Return [Line Items]
Average Annual Return, Percent	5.90%	(0.38%)	(0.21%)
Without Sales Load [Member] | C000221415
Average Annual Return [Line Items]
Average Annual Return, Percent	7.06%	0.72%	0.89%
Without Sales Load [Member] | C000221416
Average Annual Return [Line Items]
Average Annual Return, Percent	6.95%	0.66%	0.82%
AMERICAN BEACON INDEX: Bloomberg Global-Aggregate Total Return I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global-Aggregate Total Return Index Value Hedged USD
Average Annual Return, Percent	4.71%	0.50%		2.27%
AMERICAN BEACON INDEX: Bloomberg Global-Aggregate Total Return I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global-Aggregate Total Return Index Value Hedged USD
Average Annual Return, Percent	4.71%	0.50%		2.27%
AMERICAN BEACON INDEX: Bloomberg Global-Aggregate Total Return I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global-Aggregate Total Return Index Value Hedged USD
Average Annual Return, Percent	4.71%	0.50%		2.27%
AMERICAN BEACON INDEX: Bloomberg Global-Aggregate Total Return I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global-Aggregate Total Return Index Value Hedged USD
Average Annual Return, Percent	4.71%	0.50%		2.27%
AMERICAN BEACON INDEX: Bloomberg Global-Aggregate Total Return I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global-Aggregate Total Return Index Value Hedged USD
Average Annual Return, Percent	4.71%	0.50%		2.27%
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.85%	(0.20%)	(0.20%)
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.85%	(0.20%)	(0.20%)
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.85%	(0.20%)	(0.20%)
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.85%	(0.20%)	(0.20%)
AMERICAN BEACON INDEX: JPMorgan® EMBI ("JPM EMBI") Global Diversified Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan EMBI Global Diversified Index
Average Annual Return, Percent	13.45%	2.14%		4.49%
AMERICAN BEACON INDEX: JPMorgan® EMBI ("JPM EMBI") Global Diversified Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan EMBI Global Diversified Index
Average Annual Return, Percent	13.45%	2.14%		4.49%
AMERICAN BEACON INDEX: JPMorgan® EMBI ("JPM EMBI") Global Diversified Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan EMBI Global Diversified Index
Average Annual Return, Percent	13.45%	2.14%		4.49%
AMERICAN BEACON INDEX: JPMorgan® EMBI ("JPM EMBI") Global Diversified Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan EMBI Global Diversified Index
Average Annual Return, Percent	13.45%	2.14%		4.49%
AMERICAN BEACON INDEX: JPMorgan® EMBI ("JPM EMBI") Global Diversified Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan EMBI Global Diversified Index
Average Annual Return, Percent	13.45%	2.14%		4.49%